Financial Instruments Measured at Fair Value and Concentrations of Credit Risk - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022	Dec. 31, 2019
Fair Value Concentration Of Risk Financial Statement Captions [Line Items]
Fair value of financing leases	$ 14,500	$ 15,200
Short-term investments	0	11,698		$ 0
Commodity Contract [Member]
Fair Value Concentration Of Risk Financial Statement Captions [Line Items]
Commodity derivative assets, notional amount		12,800
Unrealized commodity derivative losses from hedging contracts sold	0	$ (2,000)
Corporate Debt Securities [Member]
Fair Value Concentration Of Risk Financial Statement Captions [Line Items]
Short-term investments	$ 0
Other Financial Instruments			$ 0